Global Macro Absolute Return Advantage Portfolio
January 31, 2023
Consolidated Portfolio of Investments (Unaudited)

Collateralized Mortgage Obligations — 3.1%
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
Interest Only:(1)
Series 2770, Class SH, 2.641%, (7.10% - 1 mo. USD LIBOR), 3/15/34(2)	$707	$ 92,139
Series 4791, Class JI, 4.00%, 5/15/48	7,899	1,523,349
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2020-DNA4, Class B1, 10.506%, (1 mo. USD LIBOR + 6.00%), 8/25/50(3)(4)	7,046	7,524,827
Series 2020-HQA4, Class B1, 9.756%, (1 mo. USD LIBOR + 5.25%), 9/25/50(3)(4)	3,556	3,763,635
Series 2022-HQA1, Class M1B, 7.81%, (30-day average SOFR + 3.50%), 3/25/42(3)(4)	2,521	2,533,717
Series 2022-HQA1, Class M2, 9.56%, (30-day average SOFR + 5.25%), 3/25/42(3)(4)	5,043	5,045,170
Federal National Mortgage Association:
Interest Only:(1)
Series 424, Class C8, 3.50%, 2/25/48	9,969	1,764,506
Series 2010-109, Class PS, 2.094%, (6.60% - 1 mo. USD LIBOR), 10/25/40(2)	1,536	139,212
Series 2018-21, Class IO, 3.00%, 4/25/48	8,790	1,569,324
Series 2018-58, Class BI, 4.00%, 8/25/48	1,437	266,019
Unison Trust, Series 2021-1, Class A, 4.50%, 4/25/50(3)(5)	47,753	43,237,226
Total Collateralized Mortgage Obligations (identified cost $94,390,517)		$ 67,459,124

Common Stocks — 5.3%
Security	Shares	Value
Argentina — 0.5%
Banco Macro S.A. ADR	123,900	$ 2,722,083
Grupo Financiero Galicia S.A. ADR(6)	183,900	2,464,260
IRSA Inversiones y Representaciones S.A. ADR	133,500	850,395
Loma Negra Cia Industrial Argentina S.A. ADR	281,200	2,004,956
Telecom Argentina S.A. ADR(6)	335,800	2,155,836
		$ 10,197,530
Bulgaria — 0.5%
Eurohold Bulgaria AD(6)	11,358,027	$ 11,057,901
		$ 11,057,901
Cyprus — 0.9%
Bank of Cyprus Holdings PLC(6)	8,424,416	$ 18,568,978
Security	Shares	Value
Cyprus (continued)
Galaxy Cosmos Mezz PLC(6)	48,440	$ 13,566
Sunrisemezz PLC(6)	272,828	33,392
		$ 18,615,936
Greece — 1.2%
Alpha Services and Holdings S.A.(6)	1,307,900	$ 1,781,993
Eurobank Ergasias Services and Holdings S.A.(6)	2,207,700	2,995,562
Hellenic Telecommunications Organization S.A.	227,300	3,583,212
JUMBO S.A.	145,300	2,609,253
Motor Oil (Hellas) Corinth Refineries S.A.	78,100	1,908,591
Mytilineos S.A.	102,500	2,651,682
National Bank of Greece S.A.(6)	460,300	2,188,575
OPAP S.A.	164,872	2,475,659
Piraeus Financial Holdings S.A.(6)	1,909,800	3,955,341
Public Power Corp. S.A.(6)	132,900	1,058,788
Titan Cement International S.A.(6)	6,605	105,127
		$ 25,313,783
Iceland — 0.4%
Arion Banki HF(3)	1,970,378	$ 2,101,899
Eik Fasteignafelag HF	6,056,328	477,125
Eimskipafelag Islands HF	493,527	1,964,928
Hagar HF	1,926,423	890,486
Islandsbanki HF	1,104,783	922,049
Reginn HF	2,864,793	512,154
Reitir Fasteignafelag HF	1,754,792	1,066,630
Siminn HF	5,091,379	383,444
		$ 8,318,715
Indonesia — 0.6%
Bank Central Asia Tbk PT	8,810,000	$ 4,980,971
Bank Mandiri Persero Tbk PT	4,780,000	3,172,848
Bank Negara Indonesia Persero Tbk PT	1,000,000	610,407
Bank Rakyat Indonesia Persero Tbk PT	12,390,000	3,785,604
		$ 12,549,830
Japan — 0.4%
Mizuho Financial Group, Inc.	172,700	$ 2,697,652
Resona Holdings, Inc.	328,000	1,815,061
Sumitomo Mitsui Financial Group, Inc.	66,500	2,890,161
Tokio Marine Holdings, Inc.	51,200	1,072,369
		$ 8,475,243

Global Macro Absolute Return Advantage Portfolio
January 31, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
United Arab Emirates — 0.0%(7)
Dubai Electricity & Water Authority PJSC	2,009,569	$ 1,297,467
		$ 1,297,467
United Kingdom — 0.0%(7)
Tesnik Cuatro, Ltd.(8)	584,285	$ 544,787
		$ 544,787
Vietnam — 0.8%
Bank for Foreign Trade of Vietnam JSC(6)	371,402	$ 1,459,773
Binh Minh Plastics JSC	45,300	125,929
Coteccons Construction JSC(6)	148,570	250,368
FPT Corp.	1,176,500	4,482,968
Ho Chi Minh City Infrastructure Investment JSC(6)	868,000	569,848
Hoa Phat Group JSC	1,601,821	1,515,253
KIDO Group Corp.	38,090	100,498
Masan Group Corp.	167,040	722,666
Mobile World Investment Corp.	1,116,000	2,368,124
Phu Nhuan Jewelry JSC	477,066	1,840,916
Refrigeration Electrical Engineering Corp.	501,239	1,706,361
SSI Securities Corp.	280,688	259,811
Vietnam Dairy Products JSC	352,996	1,162,192
Vingroup JSC(6)	458,952	1,119,535
		$ 17,684,242
Total Common Stocks (identified cost $109,621,719)		$ 114,055,434

Convertible Bonds — 0.4%
Security	Principal Amount (000's omitted)		Value
Costa Rica — 0.2%
Liberty Latin America, Ltd., 2.00%, 7/15/24	USD	4,760	$ 4,385,150
			$ 4,385,150
India — 0.2%
Indiabulls Housing Finance, Ltd., 4.50%, 9/28/26(9)	USD	4,605	$ 3,471,825
			$ 3,471,825
Total Convertible Bonds (identified cost $9,367,582)			$ 7,856,975

Foreign Corporate Bonds — 6.0%
Security	Principal Amount (000's omitted)		Value
Argentina — 0.0%(7)
IRSA Inversiones y Representaciones S.A., 8.75%, 6/22/28(3)	USD	448	$ 439,029
			$ 439,029
Armenia — 0.2%
Ardshinbank CJSC Via Dilijan Finance BV, 6.50%, 1/28/25(9)	USD	5,041	$ 4,784,494
			$ 4,784,494
Brazil — 1.1%
Braskem America Finance Co., 7.125%, 7/22/41(9)	USD	1,778	$ 1,812,128
Coruripe Netherlands BV:
10.00%, 2/10/27(3)	USD	1,194	901,112
10.00%, 2/10/27(9)	USD	2,847	2,148,631
Gol Finance S.A., 8.00%, 6/30/26(9)	USD	2,020	1,406,879
Hidrovias International Finance S.a.r.l., 4.95%, 2/8/31(9)	USD	1,949	1,498,518
MC Brazil Downstream Trading S.a.r.l., 7.25%, 6/30/31(3)	USD	5,685	4,966,542
Natura & Co. Luxembourg Holdings S.a.r.l., 6.00%, 4/19/29(3)	USD	1,883	1,664,148
Natura Cosmeticos S.A., 4.125%, 5/3/28(9)	USD	4,599	3,801,484
Vale S.A., 2.762%(10)(11)	BRL	64,850	4,931,163
			$ 23,130,605
Bulgaria — 0.1%
Bulgarian Energy Holding EAD, 2.45%, 7/22/28(9)	EUR	1,742	$ 1,553,232
			$ 1,553,232
Chile — 0.6%
AES Andes S.A.:
6.35% to 4/7/25, 10/7/79(9)(12)	USD	954	$ 905,856
7.125% to 4/7/24, 3/26/79(9)(12)	USD	1,414	1,370,852
Latam Airlines Group S.A., 13.375%, 10/15/27(3)	USD	2,840	3,049,450
Mercury Chile Holdco, LLC, 6.50%, 1/24/27(9)	USD	2,278	2,199,979
VTR Comunicaciones SpA:
4.375%, 4/15/29(9)	USD	4,592	3,030,720
5.125%, 1/15/28(9)	USD	4,579	3,215,374
			$ 13,772,231
China — 0.3%
KWG Group Holdings, Ltd., 7.875%, 8/30/24	USD	2,385	$ 1,204,425

Global Macro Absolute Return Advantage Portfolio
January 31, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
China (continued)
Shimao Group Holdings, Ltd., 5.60%, 7/15/26(9)(13)	USD	7,800	$ 1,865,327
Sunac China Holdings, Ltd.:
6.50%, 7/9/23(9)(13)	USD	2,800	819,000
8.35%, 4/19/23(9)(13)	USD	5,201	1,508,290
Times China Holdings, Ltd.:
5.55%, 6/4/24(9)(13)	USD	6,284	1,248,662
6.75%, 7/16/23(9)(13)	USD	4,471	983,620
			$ 7,629,324
Georgia — 0.2%
Georgia Capital JSC:
6.125%, 3/9/24(3)	USD	2,580	$ 2,509,050
6.125%, 3/9/24(9)	USD	2,988	2,905,830
			$ 5,414,880
Honduras — 0.0%(7)
Inversiones Atlantida S.A., 7.50%, 5/19/26(9)	USD	1,208	$ 1,101,424
			$ 1,101,424
Iceland — 0.9%
Arion Banki HF, 6.00%, 4/12/24(9)	ISK	1,720,000	$ 12,014,325
Landsbankinn HF, 5.00%, 11/23/23(9)	ISK	1,020,000	7,117,540
WOW Air HF:
0.00%(8)(10)(13)	EUR	121	0
0.00%, (3 mo. EURIBOR + 9.00%), 9/24/24(8)(13)	EUR	5,500	0
			$ 19,131,865
India — 0.4%
JSW Infrastructure, Ltd., 4.95%, 1/21/29(9)	USD	5,576	$ 4,947,397
JSW Steel, Ltd., 5.05%, 4/5/32(9)	USD	2,277	1,918,790
Vedanta Resources Finance II PLC, 13.875%, 1/21/24(9)	USD	2,214	1,983,224
			$ 8,849,411
Mexico — 0.4%
Alpha Holding S.A. de CV:
9.00%, 2/10/25(9)(13)	USD	5,879	$ 88,185
10.00%, 12/19/22(9)(13)	USD	2,697	16,586
Braskem Idesa SAPI, 6.99%, 2/20/32(9)	USD	4,630	3,435,830
Grupo Kaltex S.A. de CV, 14.50%, (13.00% cash and 1.50% PIK), 9/30/25(3)	USD	2,068	1,871,540
Total Play Telecomunicaciones S.A. de CV, 7.50%, 11/12/25(9)	USD	3,170	2,961,002
			$ 8,373,143
Security	Principal Amount (000's omitted)		Value
Moldova — 0.3%
Aragvi Finance International DAC, 8.45%, 4/29/26(9)	USD	8,981	$ 6,750,030
			$ 6,750,030
Nigeria — 0.4%
IHS Holding, Ltd., 5.625%, 11/29/26(9)	USD	2,750	$ 2,334,750
IHS Netherlands Holdco BV, 8.00%, 9/18/27(9)	USD	1,348	1,220,142
SEPLAT Petroleum Development Co. PLC, 7.75%, 4/1/26(9)	USD	4,892	4,297,329
			$ 7,852,221
Paraguay — 0.3%
Frigorifico Concepcion S.A., 7.70%, 7/21/28(3)	USD	7,075	$ 5,695,941
			$ 5,695,941
Peru — 0.0%(7)
PetroTal Corp., 12.00%, 2/16/24(3)(9)	USD	1,012	$ 1,037,300
			$ 1,037,300
Saint Lucia — 0.1%
Digicel International Finance, Ltd./Digicel International Holdings, Ltd., 8.75%, 5/25/24(9)	USD	1,633	$ 1,406,732
			$ 1,406,732
South Africa — 0.3%
HTA Group, Ltd., 7.00%, 12/18/25(9)	USD	4,493	$ 4,244,807
Petra Diamonds US Treasury PLC, 10.50% PIK, 3/8/26(9)	USD	1,725	1,682,330
			$ 5,927,137
Turkey — 0.3%
Limak Iskenderun Uluslararasi Liman Isletmeciligi AS, 9.50%, 7/10/36(9)	USD	6,878	$ 6,059,398
			$ 6,059,398
Uzbekistan — 0.1%
Ipoteka-Bank ATIB, 5.50%, 11/19/25(9)	USD	1,336	$ 1,252,500
			$ 1,252,500
Total Foreign Corporate Bonds (identified cost $163,556,524)			$ 130,160,897

Global Macro Absolute Return Advantage Portfolio
January 31, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Loan Participation Notes — 1.6%
Security	Principal Amount (000's omitted)		Value
Uzbekistan — 1.6%
Daryo Finance BV (borrower - Uzbek Industrial and Construction Bank ATB), 18.75%, 6/15/23(8)(9)(14)	UZS	294,368,000	$ 26,218,369
Europe Asia Investment Finance BV (borrower - Joint Stock Commercial Bank “Asaka”), 18.70%, 7/26/23(8)(9)(14)	UZS	96,856,000	8,647,754
Total Loan Participation Notes (identified cost $39,265,128)			$ 34,866,123

Reinsurance Side Cars — 0.8%
Security	Shares	Value
Eden Re II, Ltd.:
Series 2021A, 0.00%, 3/21/25(3)(8)(15)(16)	777,005	$ 427,353
Series 2022A, 0.00%, 3/20/26(3)(8)(15)(16)	440,000	287,364
Series 2022B, 0.00%, 3/20/26(3)(8)(15)(16)	940,000	629,894
Mt. Logan Re, Ltd., Series A-1(6)(8)(16)(17)	8,600	7,424,258
Sussex Capital, Ltd.:
Designated Investment Series 14(6)(8)(16)(17)	1,114	897,494
Designated Investment Series 14(6)(8)(16)(17)	1,081	1,235,081
Series 14, Preference Shares(8)(16)(17)	7,500	5,535,418
Total Reinsurance Side Cars (identified cost $18,257,006)		$ 16,436,862

Senior Floating-Rate Loans — 0.8%(18)
Borrower/Description	Principal Amount (000's omitted)	Value
Argentina — 0.0%(7)
Desa, LLC, Term Loan, 2.50%, 6/30/24(8)(19)	$1,186	$ 662,864
		$ 662,864
Mexico — 0.8%
Petroleos Mexicanos, Term Loan, 7.423%, (1 mo. USD LIBOR + 3.00%), 6/28/24	$17,248	$ 16,644,321
		$ 16,644,321
Total Senior Floating-Rate Loans (identified cost $17,883,941)		$ 17,307,185

Sovereign Government Bonds — 46.6%
Security	Principal Amount (000's omitted)		Value
Albania — 0.1%
Albania Government International Bond:
3.50%, 10/9/25(9)	EUR	2,468	$ 2,521,337
3.50%, 6/16/27(9)	EUR	304	297,674
3.50%, 11/23/31(9)	EUR	200	180,704
			$ 2,999,715
Argentina — 0.3%
Province of Salta Argentina, 8.50%, 12/1/27(9)	USD	2,024	$ 1,578,720
Provincia de Cordoba, 6.875%, 12/10/25(9)	USD	4,747	4,113,038
			$ 5,691,758
Barbados — 1.7%
Government of Barbados, 6.50%, 10/1/29(9)	USD	39,190	$ 36,769,405
			$ 36,769,405
Benin — 1.6%
Benin Government International Bond:
4.875%, 1/19/32(9)	EUR	12,386	$ 10,660,592
4.95%, 1/22/35(9)	EUR	4,429	3,533,769
6.875%, 1/19/52(9)	EUR	26,443	21,034,557
			$ 35,228,918
Costa Rica — 0.1%
Costa Rica Government Bond, 9.66%, 9/30/26(9)	CRC	1,276,800	$ 2,321,584
			$ 2,321,584
Dominican Republic — 4.5%
Dominican Republic:
8.00%, 1/15/27(9)	DOP	128,350	$ 1,914,994
8.00%, 2/12/27(9)	DOP	621,240	9,213,411
9.75%, 6/5/26(9)	DOP	34,550	578,370
12.00%, 8/8/25(3)	DOP	557,110	9,278,753
12.75%, 9/23/29(3)	DOP	1,010,500	18,160,794
13.00%, 6/9/34(9)	DOP	1,334,100	24,491,501
13.625%, 2/3/33(9)	DOP	1,025,800	18,075,771
Dominican Republic Central Bank Notes:
8.00%, 3/12/27(9)	DOP	46,050	647,337
12.00%, 10/3/25(3)	DOP	379,500	6,300,369
13.00%, 12/5/25(3)	DOP	497,230	8,222,321
			$ 96,883,621

Global Macro Absolute Return Advantage Portfolio
January 31, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Ecuador — 0.4%
Republic of Ecuador:
1.50% to 7/31/23, 7/31/40(9)(20)	USD	3,486	$ 1,149,275
1.50% to 7/31/23, 7/31/40(9)(20)	USD	2,242	739,141
1.50% to 7/31/23, 7/31/40(9)(20)	USD	15,476	6,569,266
			$ 8,457,682
Egypt — 1.9%
Arab Republic of Egypt:
6.375%, 4/11/31(9)	EUR	11,290	$ 8,661,539
7.50%, 2/16/61(9)	USD	31,114	20,322,576
7.903%, 2/21/48(9)	USD	4,337	2,900,499
8.15%, 11/20/59(9)	USD	1,873	1,278,322
8.70%, 3/1/49(9)	USD	6,386	4,540,299
8.75%, 9/30/51(9)	USD	2,841	2,025,065
8.875%, 5/29/50(9)	USD	1,464	1,050,849
			$ 40,779,149
Ethiopia — 0.5%
Ethiopia Government International Bond, 6.625%, 12/11/24(9)	USD	14,937	$ 10,187,183
			$ 10,187,183
Gabon — 1.0%
Gabon Government International Bond, 6.625%, 2/6/31(9)	USD	24,663	$ 20,820,505
			$ 20,820,505
Honduras — 1.8%
Honduras Government International Bond:
5.625%, 6/24/30(9)	USD	30,648	$ 25,084,898
6.25%, 1/19/27(9)	USD	15,226	13,493,252
7.50%, 3/15/24(9)	USD	0(21)	79
			$ 38,578,229
Iceland — 1.5%
Republic of Iceland:
5.00%, 11/15/28	ISK	2,319,313	$ 15,069,407
6.50%, 1/24/31	ISK	1,273,622	8,966,113
8.00%, 6/12/25	ISK	1,168,841	8,398,390
			$ 32,433,910
Indonesia — 1.9%
Indonesia Government Bond:
7.125%, 6/15/42	IDR	101,384,000	$ 6,870,304
Security	Principal Amount (000's omitted)		Value
Indonesia (continued)
Indonesia Government Bond: (continued)
7.125%, 6/15/43	IDR	464,841,000	$ 31,725,786
7.375%, 5/15/48	IDR	36,392,000	2,487,232
			$ 41,083,322
Iraq — 1.9%
Republic of Iraq:
5.80%, 1/15/28(9)	USD	36,106	$ 33,540,681
6.752%, 3/9/23(9)	USD	6,856	6,829,351
			$ 40,370,032
Jordan — 0.6%
Kingdom of Jordan, 7.375%, 10/10/47(9)	USD	13,405	$ 12,108,830
			$ 12,108,830
Kenya — 0.1%
Government of Kenya:
7.25%, 2/28/28(9)	USD	854	$ 757,276
8.00%, 5/22/32(9)	USD	1,016	888,400
			$ 1,645,676
Lebanon — 0.3%
Lebanese Republic:
5.80%, 4/14/20(9)(13)	USD	332	$ 22,410
6.00%, 1/27/23(9)(13)	USD	1,485	100,238
6.10%, 10/4/22(9)(13)	USD	5,684	383,670
6.15%, 6/19/20(13)	USD	442	29,614
6.20%, 2/26/25(9)(13)	USD	440	29,374
6.25%, 5/27/22(13)	USD	740	47,730
6.25%, 11/4/24(9)(13)	USD	11,108	747,013
6.25%, 6/12/25(9)(13)	USD	7,800	526,562
6.375%, 3/9/20(13)	USD	6,504	439,020
6.40%, 5/26/23(13)	USD	11,020	744,346
6.65%, 4/22/24(9)(13)	USD	13,568	932,800
6.65%, 11/3/28(9)(13)	USD	2,923	197,469
6.85%, 5/25/29(13)	USD	9,378	628,260
7.00%, 12/3/24(13)	USD	4,878	335,362
7.00%, 3/20/28(9)(13)	USD	13,884	931,117
7.15%, 11/20/31(9)(13)	USD	12,224	827,235
8.20%, 5/17/33(13)	USD	4,223	285,052
8.25%, 4/12/21(9)(13)	USD	2,352	158,760
8.25%, 5/17/34(13)	USD	3,507	236,723
			$ 7,602,755

Global Macro Absolute Return Advantage Portfolio
January 31, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Macedonia — 1.0%
North Macedonia Government International Bond:
1.625%, 3/10/28(9)	EUR	21,305	$ 18,676,467
3.675%, 6/3/26(9)	EUR	3,970	4,012,141
			$ 22,688,608
Mexico — 1.2%
Mexican Udibonos, 4.00%, 11/3/50	MXN	476,374	$ 25,086,777
			$ 25,086,777
Mozambique — 0.7%
Mozambique Government International Bond, 5.00% to 9/15/23, 9/15/31(9)(20)	USD	17,797	$ 14,340,111
			$ 14,340,111
New Zealand — 1.1%
New Zealand Government Bond, 2.50%, 9/20/40(9)(22)	NZD	35,799	$ 24,512,557
			$ 24,512,557
Peru — 1.4%
Peru Government Bond:
5.35%, 8/12/40	PEN	56,366	$ 10,782,506
5.40%, 8/12/34	PEN	21,339	4,435,058
6.15%, 8/12/32	PEN	66,329	15,103,307
			$ 30,320,871
Romania — 3.0%
Romania Government International Bond:
1.75%, 7/13/30(9)	EUR	1,266	$ 1,011,845
2.124%, 7/16/31(9)	EUR	1,001	797,243
2.125%, 3/7/28(9)	EUR	6,116	5,717,882
3.375%, 1/28/50(9)	EUR	3,514	2,350,475
4.625%, 4/3/49(9)	EUR	20,631	16,826,952
5.00%, 9/27/26(9)	EUR	16,881	18,507,628
6.625%, 9/27/29(9)	EUR	16,515	18,493,706
			$ 63,705,731
Serbia — 5.9%
Republic of Serbia:
1.00%, 9/23/28(9)	EUR	16,093	$ 13,489,336
1.50%, 6/26/29(9)	EUR	27,671	22,866,337
1.65%, 3/3/33(9)	EUR	533	384,068
2.05%, 9/23/36(9)	EUR	132	87,952
3.125%, 5/15/27(9)	EUR	1,567	1,528,769
Security	Principal Amount (000's omitted)		Value
Serbia (continued)
Republic of Serbia: (continued)
6.25%, 5/26/28(9)	USD	4,041	$ 4,109,960
6.50%, 9/26/33(9)	USD	8,409	8,440,340
Serbia Treasury Bond:
4.50%, 8/20/32	RSD	5,345,300	41,618,223
5.875%, 2/8/28	RSD	3,900,890	35,705,235
			$ 128,230,220
Sri Lanka — 1.9%
Sri Lanka Government International Bond:
5.75%, 4/18/23(9)(13)	USD	12,476	$ 4,333,299
6.20%, 5/11/27(9)(13)	USD	8,847	3,086,916
6.35%, 6/28/24(9)(13)	USD	3,875	1,353,148
6.75%, 4/18/28(9)(13)	USD	22,151	7,722,954
6.825%, 7/18/26(9)(13)	USD	24,495	8,648,349
6.85%, 3/14/24(9)(13)	USD	8,685	3,034,202
6.85%, 11/3/25(9)(13)	USD	14,505	5,156,614
7.55%, 3/28/30(9)(13)	USD	11,303	3,941,269
7.85%, 3/14/29(9)(13)	USD	10,620	3,703,221
			$ 40,979,972
Suriname — 3.0%
Republic of Suriname:
9.25%, 10/26/26(3)(13)	USD	200	$ 158,600
9.25%, 10/26/26(9)(13)	USD	80,493	63,830,949
12.875%, 12/30/23(9)(13)	USD	773	620,430
			$ 64,609,979
Ukraine — 4.1%
Ukraine Government Bond:
9.79%, 5/26/27	UAH	1,287,962	$ 15,621,321
10.95%, 11/1/23	UAH	57,722	1,157,298
11.67%, 11/22/23	UAH	108,255	2,170,459
12.52%, 5/13/26	UAH	847,364	12,374,870
15.84%, 2/26/25	UAH	1,864,268	32,186,310
15.97%, 4/19/23	UAH	578,884	12,466,067
16.00%, 5/24/23	UAH	320,404	7,137,713
Ukraine Government International Bond, 0.00%, GDP-Linked, 8/1/41(6)(9)(23)	USD	18,650	6,056,401
			$ 89,170,439
Uruguay — 1.7%
Uruguay Government Bond, 3.875%, 7/2/40(22)	UYU	1,150,412	$ 31,916,917

Global Macro Absolute Return Advantage Portfolio
January 31, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Uruguay (continued)
Uruguay Monetary Regulation Bill, 0.00%, 7/3/24	UYU	210,400	$ 4,665,521
			$ 36,582,438
Uzbekistan — 0.1%
National Bank of Uzbekistan, 4.85%, 10/21/25(9)	USD	1,236	$ 1,161,840
Republic of Uzbekistan, 14.50%, 11/25/23(9)	UZS	6,120,000	535,134
			$ 1,696,974
Zambia — 1.3%
Zambia Government Bond, 11.00%, 1/25/26	ZMW	220,720	$ 8,448,501
Zambia Government International Bond:
5.375%, 9/20/22(9)(13)	USD	22,144	10,380,066
8.50%, 4/14/24(9)(13)	USD	12,780	6,459,332
8.97%, 7/30/27(9)(13)	USD	6,912	3,467,481
			$ 28,755,380
Total Sovereign Government Bonds (identified cost $1,186,087,791)			$1,004,642,331

Sovereign Loans — 5.5%
Borrower/Description	Principal Amount (000's omitted)		Value
Ivory Coast — 0.3%
Republic of Ivory Coast, Term Loan, 8.555%, (6 mo. EURIBOR + 5.75%), 1/6/28(4)	EUR	5,655	$ 6,334,305
			$ 6,334,305
Kenya — 0.6%
Government of Kenya:
Term Loan, 11.176%, (6 mo. USD LIBOR + 6.45%), 6/29/25(4)	USD	10,343	$ 10,438,716
Term Loan, 11.437%, (3 mo. USD LIBOR + 6.70%), 10/24/24(4)	USD	1,988	2,000,399
			$ 12,439,115
Tanzania — 4.6%
Government of the United Republic of Tanzania:
Term Loan, 10.372%, (6 mo. USD LIBOR + 5.20%), 5/23/23(4)	USD	6,907	$ 6,883,249
Borrower/Description	Principal Amount (000's omitted)		Value
Tanzania (continued)
Government of the United Republic of Tanzania: (continued)
Term Loan, 11.434%, (6 mo. USD LIBOR + 6.30%), 4/28/31(4)	USD	92,880	$ 93,560,346
			$ 100,443,595
Total Sovereign Loans (identified cost $118,718,116)			$ 119,217,015

U.S. Government Guaranteed Small Business Administration Loans (24)(25)— 0.7%
Security	Principal Amount (000's omitted)	Value
1.88%, 12/28/42	$1,295	$ 80,501
2.24%, 11/15/32 to 4/10/43(26)	23,484	1,690,392
2.38%, 11/30/42 to 3/1/43	5,704	439,480
2.63%, 10/27/42 to 3/20/43	5,056	405,618
2.80%, 4/12/27 to 3/10/43(26)	57,114	4,530,618
2.88%, 10/27/42 to 2/13/43	4,614	440,645
3.03%, 2/2/27 to 12/17/43(26)	57,864	4,912,220
3.13%, 10/12/42 to 1/2/43	3,030	312,444
3.63%, 10/27/42 to 3/28/43	17,803	2,130,677
Total U.S. Government Guaranteed Small Business Administration Loans (identified cost $25,686,148)		$ 14,942,595

Warrants — 0.0%(7)
Security	Shares	Value
IRSA Inversiones y Representaciones S.A., Exp. 3/5/26(6)	383,780	$ 180,377
Total Warrants (identified cost $0)		$ 180,377

Miscellaneous — 0.0%
Security	Shares	Value
Financial Intermediaries — 0.0%
Alpha Holding S.A., Escrow Certificates(6)(8)	5,728,000	$ 0
Alpha Holding S.A., Escrow Certificates(6)(8)	11,758,000	0
Total Miscellaneous (identified cost $0)		$ 0

Global Macro Absolute Return Advantage Portfolio
January 31, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 20.1%
Affiliated Fund — 13.8%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.14%(27)	297,852,974	$ 297,852,974
Total Affiliated Fund (identified cost $297,852,974)		$ 297,852,974

Repurchase Agreements — 3.5%
Description	Principal Amount (000's omitted)		Value
Bank of America:
Dated 1/6/23 with an interest rate of 4.10%, collateralized by USD 20,876,000 Uruguay Government International Bond, 4.375%, due 1/23/31 and a market value, including accrued interest, of $20,886,837(28)	USD	21,815	$ 21,815,425
Barclays Bank PLC:
Dated 12/20/22 with an interest rate of 1.60%, collateralized by EUR 6,000,000 Republic of Poland, 1.00%, due 3/7/29 and a market value, including accrued interest, of $5,726,361(28)	EUR	5,490	5,968,455
Dated 12/20/22 with an interest rate of 1.25%, collateralized by EUR 6,000,000 Republic of Poland, 1.125%, due 8/7/26 and a market value, including accrued interest, of $6,139,422(28)	EUR	5,925	6,441,366
Dated 12/20/22 with an interest rate of 1.25%, collateralized by EUR 1,800,000 Republic of Poland, 1.00%, due 3/7/29 and a market value, including accrued interest, of $1,717,908(28)	EUR	1,647	1,790,537
Dated 12/20/22 with an interest rate of 1.20%, collateralized by EUR 6,000,000 Republic of Poland, 1.375%, due 10/22/27 and a market value, including accrued interest, of $6,017,176(28)	EUR	5,783	6,286,447
Dated 12/20/22 with an interest rate of 1.15%, collateralized by EUR 3,000,000 Republic of Poland, 1.50%, due 1/19/26 and a market value, including accrued interest, of $3,123,340(28)	EUR	3,053	3,318,526
Dated 12/20/22 with an interest rate of 1.10%, collateralized by EUR 3,000,000 Republic of Poland, 2.75%, due 5/25/32 and a market value, including accrued interest, of $3,064,419(28)	EUR	2,948	3,204,375
Dated 12/14/22 with an interest rate of 2.65%, collateralized by EUR 3,026,000 Republic of Poland, 1.50%, due 9/9/25 and a market value, including accrued interest, of $3,176,455(28)	USD	3,276	3,275,637
Dated 1/19/23 with an interest rate of 4.00%, collateralized by USD 9,400,000 Ghana Government International Bond, 6.375%, due 2/11/27 and a market value, including accrued interest, of $3,891,263(28)	USD	3,760	3,760,000
Description	Principal Amount (000's omitted)		Value
Barclays Bank PLC: (continued)
Dated 1/19/23 with an interest rate of 3.65%, collateralized by USD 1,840,000 Ghana Government International Bond, 7.625%, due 5/16/29 and a market value, including accrued interest, of $717,076(28)	USD	715	$ 715,300
Dated 1/19/23 with an interest rate of 3.25%, collateralized by USD 7,360,000 Ghana Government International Bond, 6.375%, due 2/11/27 and a market value, including accrued interest, of $3,046,776(28)	USD	2,944	2,944,000
Nomura International PLC:
Dated 12/15/22 with an interest rate of 3.40%, collateralized by EUR 1,210,000 Republic of Poland, 1.125%, due 8/7/26 and a market value, including accrued interest, of $1,238,117(28)	USD	1,277	1,277,252
Dated 12/15/22 with an interest rate of 2.40%, collateralized by EUR 3,044,000 Republic of Poland, 1.00%, due 3/7/29 and a market value, including accrued interest, of $2,905,174(28)	USD	2,993	2,993,134
Dated 1/9/23 with an interest rate of 4.05%, collateralized by USD 10,924,000 Uruguay Government International Bond, 4.375%, due 1/23/31 and a market value, including accrued interest, of $10,930,835(28)	USD	11,620	11,620,405
Total Repurchase Agreements (identified cost $74,772,361)			$ 75,410,859

Sovereign Government Securities — 0.3%
Security	Principal Amount (000's omitted)		Value
Ukraine — 0.3%
Ukraine Treasury Bill, 0.00%, 3/1/23	UAH	224,029	$ 5,486,076
Total Sovereign Government Securities (identified cost $7,125,954)			$ 5,486,076

U.S. Treasury Obligations — 2.5%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills:
0.00%, 2/23/23(29)	$43,130	$ 43,012,776
0.00%, 3/16/23(29)	7,151	7,113,275

Global Macro Absolute Return Advantage Portfolio
January 31, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills: (continued)
0.00%, 3/23/23(29)	$4,719	$ 4,689,502
Total U.S. Treasury Obligations (identified cost $54,817,591)		$ 54,815,553
Total Short-Term Investments (identified cost $434,568,880)		$ 433,565,462

Total Purchased Options — 0.1% (identified cost $2,031,813)	$ 1,738,458
Total Investments — 91.0% (identified cost $2,219,435,165)	$1,962,428,838
Total Written Options — (0.0)%(7) (premiums received $338,138)	$ (341,843)
Securities Sold Short — (3.8)%
Common Stocks — (0.5)%
Security	Shares	Value
New Zealand — (0.5)%
a2 Milk Co., Ltd. (The)(6)	(94,510)	$ (453,272)
Auckland International Airport, Ltd.(6)	(267,800)	(1,473,847)
Contact Energy, Ltd.	(154,597)	(777,492)
EBOS Group, Ltd.	(14,600)	(407,002)
Fisher & Paykel Healthcare Corp., Ltd.	(105,900)	(1,737,945)
Fletcher Building, Ltd.	(174,300)	(573,961)
Infratil, Ltd.	(130,228)	(749,728)
Mainfreight, Ltd.	(17,748)	(821,464)
Meridian Energy, Ltd.	(269,000)	(929,719)
Ryman Healthcare, Ltd.	(93,100)	(415,799)
Spark New Zealand, Ltd.	(415,400)	(1,400,619)
Total Common Stocks (proceeds $9,724,279)		$ (9,740,848)
Sovereign Government Bonds — (3.3)%
Security	Principal Amount (000's omitted)		Value
Ghana — (0.3)%
Ghana Government International Bond:
6.375%, 2/11/27(9)	USD	(16,760)	$ (6,433,494)
7.625%, 5/16/29(9)	USD	(1,840)	(687,847)
			$ (7,121,341)
Security	Principal Amount (000's omitted)		Value
Poland — (1.5)%
Republic of Poland:
1.50%, 9/9/25(9)	EUR	(3,026)	$ (3,156,852)
1.50%, 1/19/26(9)	EUR	(3,000)	(3,121,598)
1.125%, 8/7/26(9)	EUR	(7,210)	(7,334,536)
1.375%, 10/22/27(9)	EUR	(6,000)	(5,992,111)
1.00%, 3/7/29(9)	EUR	(10,844)	(10,242,534)
2.75%, 5/25/32(9)	EUR	(3,000)	(3,002,496)
			$ (32,850,127)
Uruguay — (1.5)%
Uruguay Government International Bond, 4.375%, 1/23/31	USD	(31,800)	$ (31,785,591)
			$ (31,785,591)
Total Sovereign Government Bonds (proceeds $67,310,847)			$ (71,757,059)
Total Securities Sold Short (proceeds $77,035,126)			$ (81,497,907)

Other Assets, Less Liabilities — 12.8%	$ 276,424,953
Net Assets — 100.0%	$2,157,014,041
The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.
(1)	Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.
(2)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at January 31, 2023.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2023, the aggregate value of these securities is $129,806,034 or 6.0% of the Portfolio's net assets.
(4)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2023.
(5)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at January 31, 2023.
(6)	Non-income producing security.
(7)	Amount is less than 0.05% or (0.05)%, as applicable.
(8)	For fair value measurement disclosure purposes, security is categorized as Level 3.

Global Macro Absolute Return Advantage Portfolio
January 31, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

(9)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At January 31, 2023, the aggregate value of these securities is $726,677,049 or 33.7% of the Portfolio's net assets.
(10)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(11)	Variable rate security whose coupon rate is linked to the issuer’s mining activity revenue. The coupon rate shown represents the rate in effect at January 31, 2023.
(12)	Security converts to variable rate after the indicated fixed-rate coupon period.
(13)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.
(14)	Limited recourse note whose payments by the issuer are limited to amounts received by the issuer from the borrower pursuant to a loan agreement with the borrower.
(15)	Quantity held represents principal in USD.
(16)	Security is subject to risk of loss depending on the occurrence, frequency and severity of the loss events that are covered by underlying reinsurance contracts and that may occur during a specified risk period.
(17)	Restricted security.
(18)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) or the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(19)	Fixed-rate loan.
(20)	Step coupon security. Interest rate represents the rate in effect at January 31, 2023.
(21)	Principal amount is less than $500.
(22)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.
(23)	Amounts payable in respect of the security are contingent upon and determined by reference to Ukraine’s GDP and Real GDP Growth Rate. Principal amount represents the notional amount used to calculate payments due to the security holder and does not represent an entitlement for payment.
(24)	Interest only security that entitles the holder to receive only a portion of the interest payments on the underlying loans. Principal amount shown is the notional amount of the underlying loans on which coupon interest is calculated.
(25)	Securities comprise a trust that is wholly-owned by the Portfolio and may only be sold on a pro-rata basis with all securities in the trust.
(26)	The stated interest rate represents the weighted average fixed interest rate at January 31, 2023 of all interest only securities comprising the certificate.
(27)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of January 31, 2023.
(28)	Open repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.
(29)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

Purchased Currency Options — 0.1%
Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value
Call MXN vs. Put USD (Digital Option)	Citibank, N.A.	USD	473,000	USD	18.00	4/13/23	$ 35,933
Call MXN vs. Put USD (Digital Option)	JPMorgan Chase Bank, N.A.	USD	12,000,000	USD	18.00	4/11/23	853,620
Call USD vs. Put CNH	Goldman Sachs International	USD	56,300,000	USD	7.00	1/18/24	540,649
Call USD vs. Put CNH	Barclays Bank PLC	USD	32,100,000	USD	7.00	1/18/24	308,256
Total							$1,738,458

Global Macro Absolute Return Advantage Portfolio
January 31, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Written Currency Options — (0.0)%(1)
Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value
Call USD vs. Put CNH	Goldman Sachs International	USD	56,300,000	USD	7.50	1/18/24	$(217,712)
Call USD vs. Put CNH	Barclays Bank PLC	USD	32,100,000	USD	7.50	1/18/24	(124,131)
Total							$(341,843)
(1)	Amount is less than (0.05)%.
Forward Foreign Currency Exchange Contracts (Centrally Cleared)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
BRL	81,320,782	USD	15,889,017	2/2/23	$ 130,679
USD	15,488,050	BRL	81,320,782	2/2/23	(531,646)
USD	11,586,578	PHP	667,300,000	2/24/23	(608,709)
USD	11,803,585	PHP	679,579,580	2/24/23	(616,119)
USD	15,244,130	PHP	878,100,000	2/24/23	(803,648)
BRL	65,460,000	USD	11,947,433	3/2/23	883,332
BRL	15,860,782	USD	2,904,187	3/2/23	204,673
IDR	121,608,400,000	USD	7,822,488	3/6/23	279,202
IDR	111,411,000,000	USD	7,172,536	3/6/23	249,792
IDR	102,159,600,000	USD	6,581,770	3/6/23	224,219
USD	4,389,258	IDR	66,488,921,592	3/6/23	(40,310)
USD	17,742,345	IDR	268,690,078,408	3/6/23	(158,095)
AUD	45,330,670	USD	31,049,661	3/15/23	998,720
CLP	4,007,400,000	USD	4,604,619	3/15/23	397,355
CLP	4,008,000,000	USD	4,607,744	3/15/23	394,979
EUR	3,087,961	USD	3,309,903	3/15/23	56,005
EUR	2,140,000	USD	2,293,809	3/15/23	38,812
KRW	41,250,000,000	USD	31,821,338	3/15/23	1,673,966
KRW	21,475,000,000	USD	16,445,731	3/15/23	992,127
KRW	23,535,000,000	USD	18,135,933	3/15/23	974,660
KRW	16,227,500,000	USD	12,519,867	3/15/23	656,983
KRW	5,683,700,000	USD	4,383,136	3/15/23	232,070
KRW	3,721,000,000	USD	2,849,572	3/15/23	171,907
KRW	4,078,000,000	USD	3,142,483	3/15/23	168,883
KRW	2,811,600,000	USD	2,169,210	3/15/23	113,830
NZD	46,800,000	USD	30,196,483	3/15/23	65,614
NZD	6,250,000	USD	4,032,650	3/15/23	8,763
NZD	4,250,000	USD	2,742,202	3/15/23	5,959
PEN	64,687,000	USD	16,734,446	3/15/23	30,196
PEN	25,314,000	USD	6,550,395	3/15/23	10,122
PEN	6,146,000	USD	1,596,986	3/15/23	(4,154)
PEN	36,000,000	USD	9,366,463	3/15/23	(36,503)
USD	4,581,061	COP	22,305,186,187	3/15/23	(157,240)

Global Macro Absolute Return Advantage Portfolio
January 31, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	8,489,135	COP	41,333,598,330	3/15/23	$ (291,380)
USD	15,466,831	COP	75,308,000,000	3/15/23	(530,881)
USD	373,553	EUR	348,505	3/15/23	(6,321)
USD	856,155	EUR	798,746	3/15/23	(14,486)
USD	1,240,382	EUR	1,157,209	3/15/23	(20,988)
USD	6,899,176	EUR	6,436,558	3/15/23	(116,736)
USD	8,139,771	EUR	7,593,967	3/15/23	(137,728)
USD	8,518,088	EUR	7,946,916	3/15/23	(144,129)
USD	9,888,544	EUR	9,225,477	3/15/23	(167,317)
USD	14,122,804	EUR	13,175,813	3/15/23	(238,963)
USD	15,558,912	EUR	14,515,624	3/15/23	(263,262)
USD	20,003,320	EUR	18,662,016	3/15/23	(338,463)
USD	21,352,445	EUR	19,920,677	3/15/23	(361,291)
USD	24,653,090	EUR	23,000,000	3/15/23	(417,139)
USD	30,536,101	EUR	28,488,532	3/15/23	(516,681)
USD	36,722,009	EUR	34,259,650	3/15/23	(621,349)
USD	57,864,828	EUR	53,984,757	3/15/23	(979,092)
USD	63,155,401	EUR	58,920,575	3/15/23	(1,068,611)
USD	80,765,770	EUR	75,350,097	3/15/23	(1,366,584)
USD	4,412,118	IDR	66,156,000,000	3/15/23	4,895
USD	19,245,747	INR	1,600,974,754	3/15/23	(275,992)
USD	22,254,756	INR	1,850,000,000	3/15/23	(303,512)
USD	37,055,766	INR	3,075,072,746	3/15/23	(440,620)
USD	22,578,411	NZD	34,993,136	3/15/23	(49,060)
USD	15,527,549	PEN	60,000,000	3/15/23	(22,385)
USD	23,200,062	PEN	90,000,000	3/15/23	(124,838)
USD	15,711,580	BRL	81,320,782	4/4/23	(126,435)
USD	25,632,288	PHP	1,399,100,000	4/26/23	112,347
USD	18,266,345	PHP	998,000,000	4/26/23	62,569
USD	27,977,333	PHP	1,530,500,000	4/26/23	60,622
USD	14,633,472	PHP	799,529,000	4/26/23	49,859
IDR	102,184,000,000	USD	6,540,375	7/11/23	258,802
IDR	80,072,800,000	USD	5,105,219	7/11/23	222,711
IDR	64,058,000,000	USD	4,086,661	7/11/23	175,667
IDR	64,058,200,000	USD	4,091,186	7/11/23	171,154
USD	4,681,869	IDR	71,325,000,000	7/11/23	(63,994)
USD	5,718,775	IDR	87,177,000,000	7/11/23	(81,858)
USD	9,962,020	IDR	151,871,000,000	7/11/23	(143,258)
					$(2,108,303)

Global Macro Absolute Return Advantage Portfolio
January 31, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	7,831,397	UZS	88,377,320,844	ICBC Standard Bank plc	2/7/23	$ 106,981	$ —
UZS	88,469,564,721	USD	7,686,990	ICBC Standard Bank plc	2/7/23	45,489	—
UZS	88,285,076,966	USD	7,686,990	ICBC Standard Bank plc	2/7/23	29,364	—
EUR	6,398,584	USD	6,887,805	Standard Chartered Bank	2/10/23	72,376	—
EUR	6,148,640	USD	6,618,751	Standard Chartered Bank	2/10/23	69,549	—
EUR	6,401,416	USD	6,894,450	Standard Chartered Bank	2/10/23	68,812	—
EUR	6,151,360	USD	6,625,135	Standard Chartered Bank	2/10/23	66,124	—
EUR	4,611,718	USD	4,964,319	Standard Chartered Bank	2/10/23	52,164	—
EUR	4,613,759	USD	4,969,108	Standard Chartered Bank	2/10/23	49,595	—
USD	3,504,124	EUR	3,253,484	Standard Chartered Bank	2/10/23	—	(34,915)
USD	3,606,096	EUR	3,348,163	Standard Chartered Bank	2/10/23	—	(35,931)
USD	3,602,569	EUR	3,346,516	Standard Chartered Bank	2/10/23	—	(37,668)
USD	3,707,407	EUR	3,443,903	Standard Chartered Bank	2/10/23	—	(38,764)
USD	3,928,866	EUR	3,647,846	Standard Chartered Bank	2/10/23	—	(39,147)
USD	4,039,243	EUR	3,752,154	Standard Chartered Bank	2/10/23	—	(42,233)
USD	1,942,570	ZMW	35,296,492	Standard Chartered Bank	2/13/23	91,037	—
UZS	44,027,233,638	USD	3,843,495	ICBC Standard Bank plc	2/16/23	8,922	—
USD	23,347,679	CNH	162,225,701	Bank of America, N.A.	2/17/23	—	(690,175)
USD	16,728,696	CNH	117,100,000	Goldman Sachs International	2/17/23	—	(622,641)
USD	22,318,440	CNH	156,180,000	Goldman Sachs International	2/17/23	—	(823,591)
USD	20,095,384	CNH	140,700,000	UBS AG	2/17/23	—	(752,892)
USD	649,773	ZMW	12,387,917	Societe Generale	2/17/23	323	—
SGD	26,529,000	USD	19,522,839	Standard Chartered Bank	2/22/23	678,141	—
AED	215,000,000	USD	58,551,039	BNP Paribas	3/1/23	—	(18,152)
USD	58,402,155	AED	215,000,000	BNP Paribas	3/1/23	—	(130,732)
AED	28,500,000	USD	7,761,966	BNP Paribas	3/6/23	—	(2,971)
USD	81,979,737	AED	301,839,143	BNP Paribas	3/6/23	—	(194,602)
USD	13,540,151	TRY	264,460,808	Standard Chartered Bank	3/8/23	—	(277,681)
USD	30,000,000	AED	110,456,400	BNP Paribas	3/13/23	—	(71,172)
USD	109,556,452	AED	403,354,537	BNP Paribas	3/13/23	—	(254,691)
USD	12,664,006	SAR	47,604,000	Standard Chartered Bank	3/13/23	—	(7,912)
USD	26,361,023	SAR	99,041,000	Standard Chartered Bank	3/14/23	—	(2,719)
AED	540,959,063	USD	147,328,031	Standard Chartered Bank	3/15/23	—	(54,897)
CAD	14,900,000	USD	10,996,955	Bank of America, N.A.	3/15/23	204,785	—
CAD	12,263,000	USD	9,169,515	Bank of America, N.A.	3/15/23	49,743	—
CAD	8,716,725	USD	6,515,858	Bank of America, N.A.	3/15/23	37,329	—
CAD	16,287,000	USD	12,176,876	Citibank, N.A.	3/15/23	67,603	—
CAD	9,916,637	USD	7,408,938	Citibank, N.A.	3/15/23	46,336	—
CAD	9,916,638	USD	7,404,814	UBS AG	3/15/23	50,461	—
CZK	155,090,000	EUR	6,306,266	UBS AG	3/15/23	199,976	—
CZK	155,090,000	EUR	6,311,527	UBS AG	3/15/23	194,242	—
CZK	155,090,000	EUR	6,319,628	UBS AG	3/15/23	185,411	—
EUR	10,404,000	PLN	49,668,694	Barclays Bank PLC	3/15/23	—	(90,289)
EUR	16,547,968	PLN	79,000,000	Barclays Bank PLC	3/15/23	—	(143,608)
ISK	363,931,200	EUR	2,388,000	JPMorgan Chase Bank, N.A.	3/15/23	—	(26,016)

Global Macro Absolute Return Advantage Portfolio
January 31, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
JPY	6,074,457,667	USD	46,239,767	BNP Paribas	3/15/23	$ 690,976	$ —
JPY	1,771,900,000	USD	13,487,993	BNP Paribas	3/15/23	201,556	—
MYR	17,440,000	USD	4,027,249	Barclays Bank PLC	3/15/23	78,116	—
MYR	23,400,000	USD	5,370,668	Goldman Sachs International	3/15/23	137,677	—
MYR	23,000,000	USD	5,277,650	Goldman Sachs International	3/15/23	136,535	—
NZD	6,199,800	USD	4,035,320	Bank of America, N.A.	3/15/23	—	(26,368)
OMR	8,900,000	USD	23,099,483	Standard Chartered Bank	3/15/23	11,031	—
SGD	29,024,800	USD	21,388,552	UBS AG	3/15/23	722,604	—
THB	386,000,000	USD	11,235,718	Standard Chartered Bank	3/15/23	506,994	—
THB	294,375,000	USD	8,613,066	Standard Chartered Bank	3/15/23	342,273	—
THB	118,700,000	USD	3,452,970	Standard Chartered Bank	3/15/23	158,066	—
THB	1,000,000	USD	29,108	Standard Chartered Bank	3/15/23	1,313	—
THB	200,000	USD	5,818	Standard Chartered Bank	3/15/23	266	—
THB	12,924	USD	378	Standard Chartered Bank	3/15/23	15	—
USD	146,927,878	AED	540,959,063	Standard Chartered Bank	3/15/23	—	(345,255)
USD	20,104,768	BHD	7,651,000	Standard Chartered Bank	3/15/23	—	(178,036)
USD	8,805,150	JPY	1,156,721,033	BNP Paribas	3/15/23	—	(131,578)
USD	14,342,686	MXN	274,484,400	UBS AG	3/15/23	—	(127,021)
USD	10,504,716	MXN	202,639,000	UBS AG	3/15/23	—	(177,593)
USD	7,980,745	NZD	12,317,000	Bank of America, N.A.	3/15/23	16,252	—
USD	3,274,777	NZD	5,043,585	Bank of America, N.A.	3/15/23	13,463	—
USD	3,791,475	NZD	5,851,050	Bank of America, N.A.	3/15/23	8,034	—
USD	3,631,553	NZD	5,604,690	Bank of America, N.A.	3/15/23	7,415	—
USD	2,794,839	NZD	4,311,300	Bank of America, N.A.	3/15/23	7,041	—
USD	3,670,950	NZD	5,666,280	Bank of America, N.A.	3/15/23	6,986	—
USD	3,112,883	NZD	4,803,415	Bank of America, N.A.	3/15/23	6,870	—
USD	2,074,981	NZD	3,202,680	Bank of America, N.A.	3/15/23	4,045	—
USD	22,725,930	OMR	8,900,000	Standard Chartered Bank	3/15/23	—	(384,584)
USD	24,444,421	PEN	94,819,911	Societe Generale	3/15/23	—	(129,633)
USD	22,389,464	SGD	30,353,800	Citibank, N.A.	3/15/23	—	(734,127)
USD	18,585,715	SGD	25,200,000	Goldman Sachs International	3/15/23	—	(611,700)
USD	240,924	THB	8,277,000	Standard Chartered Bank	3/15/23	—	(10,875)
USD	3,407,766	ZAR	59,200,000	Bank of America, N.A.	3/15/23	17,612	—
USD	3,966,729	ZAR	67,823,135	Citibank, N.A.	3/15/23	82,762	—
USD	28,394,132	ZAR	500,571,108	Citibank, N.A.	3/15/23	—	(271,626)
USD	28,413,593	ZAR	500,571,108	Standard Chartered Bank	3/15/23	—	(252,165)
ZAR	1,184,038,711	USD	66,447,217	Goldman Sachs International	3/15/23	1,358,069	—
ISK	605,807,989	EUR	3,976,423	JPMorgan Chase Bank, N.A.	3/16/23	—	(45,096)
USD	15,256,481	BHD	5,771,878	Standard Chartered Bank	3/16/23	—	(44,548)
UZS	44,507,670,495	USD	3,843,495	ICBC Standard Bank plc	3/16/23	6,255	—
ISK	605,012,704	EUR	3,976,423	JPMorgan Chase Bank, N.A.	3/20/23	—	(52,194)
ISK	743,248,107	EUR	4,893,654	JPMorgan Chase Bank, N.A.	3/20/23	—	(73,588)
UGX	45,000,000,000	USD	11,337,868	Deutsche Bank AG	3/20/23	741,629	—
USD	11,734,029	UGX	45,000,000,000	Standard Chartered Bank	3/20/23	—	(345,468)
USD	2,504,529	UYU	101,476,000	Citibank, N.A.	4/10/23	—	(87,074)

Global Macro Absolute Return Advantage Portfolio
January 31, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	2,540,347	UYU	103,100,000	Citibank, N.A.	4/10/23	$ —	$ (92,731)
USD	3,998,127	UYU	162,244,000	Citibank, N.A.	4/11/23	—	(144,668)
MYR	88,000,000	USD	20,178,858	Barclays Bank PLC	4/12/23	564,802	—
MYR	32,860,000	USD	7,552,287	Barclays Bank PLC	4/12/23	193,584	—
AUD	17,200,000	USD	12,033,811	Bank of America, N.A.	4/20/23	142,650	—
AUD	32,445,000	USD	22,657,836	Citibank, N.A.	4/20/23	311,077	—
USD	21,603,760	ILS	72,700,000	HSBC Bank USA, N.A.	4/27/23	460,618	—
HUF	3,860,627,251	EUR	9,663,648	Barclays Bank PLC	4/28/23	—	(109,810)
USD	426,802	ZMW	8,386,651	Standard Chartered Bank	5/17/23	—	(2,109)
USD	2,890,801	KES	413,384,553	Standard Chartered Bank	5/25/23	—	(212,756)
UZS	52,125,554,180	USD	4,436,217	ICBC Standard Bank plc	6/2/23	—	(64,135)
USD	2,227,208	KES	324,058,799	Standard Chartered Bank	6/12/23	—	(176,727)
USD	9,511,645	AED	35,000,000	BNP Paribas	6/21/23	—	(16,748)
USD	9,036,785	SAR	34,000,000	Standard Chartered Bank	7/13/23	—	(2,632)
EGP	222,610,000	USD	8,241,762	Citibank, N.A.	7/20/23	—	(1,400,678)
USD	9,749,607	EGP	214,881,345	Goldman Sachs International	7/20/23	3,146,034	—
USD	6,422,037	EGP	143,147,195	Goldman Sachs International	7/20/23	2,022,944	—
USD	6,422,037	EGP	144,688,484	Goldman Sachs International	7/27/23	1,986,209	—
USD	1,734,474	KES	263,640,000	Standard Chartered Bank	8/4/23	—	(192,576)
OMR	14,300,000	USD	37,090,168	Standard Chartered Bank	8/23/23	10,529	—
USD	36,694,600	OMR	14,300,000	Standard Chartered Bank	8/23/23	—	(406,097)
OMR	10,000,000	USD	25,940,545	Standard Chartered Bank	11/6/23	—	(8,601)
OMR	5,300,000	USD	13,755,872	Standard Chartered Bank	11/6/23	—	(11,942)
USD	48,448,681	OMR	18,858,800	Standard Chartered Bank	11/6/23	—	(455,852)
HUF	3,860,572,749	EUR	9,045,391	Barclays Bank PLC	1/30/24	—	(131,152)
USD	28,368,794	OMR	11,000,000	Standard Chartered Bank	2/22/24	—	(136,970)
USD	26,205,980	SAR	98,600,000	Standard Chartered Bank	3/14/24	15,337	—
USD	12,408,845	BHD	4,730,872	Standard Chartered Bank	3/18/24	—	(71,610)
USD	17,098,499	BHD	6,518,000	Standard Chartered Bank	3/18/24	—	(96,555)
USD	26,650,006	OMR	10,530,750	Standard Chartered Bank	8/29/24	—	(608,443)
						$16,492,402	$(12,764,720)
Non-Deliverable Bond Forward Contracts*
Settlement Date	Notional Amount (000's omitted)		Reference Entity	Counterparty	Aggregate Cost	Unrealized Appreciation (Depreciation)
2/9/23	COP	9,217,000	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	$ 1,974,076	$ 28,697
2/10/23	COP	69,263,320	Republic of Colombia, 5.75%, 11/3/27	Bank of America, N.A.	14,834,659	283,461
2/10/23	COP	(69,263,320)	Republic of Colombia, 5.75%, 11/3/27	Bank of America, N.A.	(14,851,066)	(16,407)
2/10/23	COP	87,159,300	Republic of Colombia, 6.25%, 11/26/25	Bank of America, N.A.	18,667,579	289,459

Global Macro Absolute Return Advantage Portfolio
January 31, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Non-Deliverable Bond Forward Contracts* (continued)
Settlement Date	Notional Amount (000's omitted)		Reference Entity	Counterparty	Aggregate Cost	Unrealized Appreciation (Depreciation)
2/14/23	COP	13,827,000	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	$ 2,961,435	$ 56,842
2/16/23	COP	119,481,100	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	25,590,188	460,982
2/16/23	COP	80,203,600	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	17,177,823	456,449
2/20/23	COP	88,592,000	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	18,974,432	384,574
2/21/23	COP	29,239,600	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	6,262,471	124,892
2/22/23	COP	79,082,100	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	16,937,623	290,057
2/24/23	COP	67,019,600	Republic of Colombia, 6.25%, 11/26/25	Bank of America, N.A.	14,354,104	47,268
2/27/23	COP	43,897,680	Republic of Colombia, 5.75%, 11/3/27	Bank of America, N.A.	9,401,904	75,751
2/27/23	COP	115,547,000	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	24,747,592	400,812
3/6/23	COP	20,311,040	Republic of Colombia, 6.00%, 4/28/28	Goldman Sachs International	4,350,172	(3,232)
3/6/23	COP	40,781,000	Republic of Colombia, 6.25%, 11/26/25	Bank of America, N.A.	8,734,381	36,929
3/9/23	COP	66,549,200	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	14,253,355	344,261
3/24/23	COP	81,564,000	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	17,469,191	(18,220)
						$3,242,575
*	Represents a short-term forward contract to purchase the reference entity denominated in a non-deliverable foreign currency.
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Commodity Futures
Brent Crude Oil	(216)	Short	2/28/23	$(18,459,360)	$ 164,941
Equity Futures
Euro Stoxx 50 Index	(285)	Short	3/17/23	(12,975,487)	(89,588)
SGX CNX Nifty Index	(553)	Short	2/23/23	(19,727,120)	318,544
Interest Rate Futures
Australia 10-Year Treasury Bond	693	Long	3/15/23	58,906,639	(599,663)
Euro-Bobl	(453)	Short	3/8/23	(57,767,798)	1,142,197
Euro-Bund	(295)	Short	3/8/23	(43,879,452)	1,579,398
Euro-Buxl	(19)	Short	3/8/23	(2,974,443)	140,959
Japan 10-Year Bond	(53)	Short	3/13/23	(59,675,643)	680,712
U.S. 5-Year Treasury Note	(502)	Short	3/31/23	(54,839,578)	(454,833)
U.S. 10-Year Treasury Note	(768)	Short	3/22/23	(87,948,000)	(371,195)

Global Macro Absolute Return Advantage Portfolio
January 31, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Futures Contracts (continued)
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures (continued)
U.S. Ultra-Long Treasury Bond	(121)	Short	3/22/23	$(17,151,750)	$ (606,506)
					$1,904,966
Inflation Swaps (Centrally Cleared)
Notional Amount (000's omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)
EUR	11,000	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	2.20% (pays upon termination)	10/15/36	$ 1,370,207
EUR	10,900	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	2.20% (pays upon termination)	10/15/36	1,359,150
EUR	10,900	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	2.20% (pays upon termination)	10/15/36	1,359,150
EUR	11,410	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	2.08% (pays upon termination)	1/15/37	1,526,465
EUR	10,900	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.29% (pays upon termination)	10/15/46	(1,685,821)
EUR	10,900	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.29% (pays upon termination)	10/15/46	(1,690,162)
EUR	11,000	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.29% (pays upon termination)	10/15/46	(1,701,287)
EUR	11,410	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.18% (pays upon termination)	1/15/47	(2,000,202)
EUR	4,350	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.10% (pays upon termination)	3/12/50	(2,191,049)
USD	9,489	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.44% (pays upon termination)	1/13/33	(19,588)
USD	51,550	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.75% (pays upon termination)	10/29/36	(665,548)
USD	18,160	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.67% (pays upon termination)	1/7/37	(253,731)
USD	17,300	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.62% (pays upon termination)	10/29/46	(30,650)
USD	34,300	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.62% (pays upon termination)	10/29/46	(45,208)
USD	18,140	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.54% (pays upon termination)	1/7/47	150,262
USD	5,824	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.42% (pays upon termination)	6/8/48	321,010

Global Macro Absolute Return Advantage Portfolio
January 31, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Inflation Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)
USD	18,700	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.43% (pays upon termination)	7/18/52	$ 12,810
USD	12,100	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.41% (pays upon termination)	1/13/53	(111,265)
USD	12,100	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.41% (pays upon termination)	1/13/53	(112,803)
							$(4,408,260)
Interest Rate Swaps (Centrally Cleared)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
AUD	91,510	Pays	3-month AUD Bank Bill (pays quarterly)	3.89% (pays quarterly)	1/10/25	$ 282,639	$ —	$ 282,639
AUD	81,700	Pays	3-month AUD Bank Bill (pays quarterly)	3.92% (pays quarterly)	1/10/25	281,671	—	281,671
BRL	406,190	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	14.07% (pays upon termination)	1/2/24	416,192	—	416,192
BRL	415,370	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	14.15% (pays upon termination)	1/2/24	493,636	—	493,636
BRL	510,370	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	14.19% (pays upon termination)	1/2/24	647,436	—	647,436
BRL	161,090	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	14.24% (pays upon termination)	1/2/24	217,309	—	217,309
BRL	228,410	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	14.25% (pays upon termination)	1/2/24	314,932	—	314,932
BRL	350,170	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	14.34% (pays upon termination)	1/2/24	547,450	—	547,450
BRL	803,000	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	13.03% (pays upon termination)	7/1/24	(352,581)	—	(352,581)
CLP	3,456,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.57% (pays semi-annually)	12/21/27	48,203	—	48,203
CLP	37,421,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.58% (pays semi-annually)	12/21/27	509,804	—	509,804
CLP	6,182,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.58% (pays semi-annually)	12/21/27	82,885	—	82,885
CLP	6,138,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.62% (pays semi-annually)	12/21/27	69,031	—	69,031

Global Macro Absolute Return Advantage Portfolio
January 31, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
CLP	6,138,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.64% (pays semi-annually)	12/21/27	$ 62,400	$ —	$ 62,400
CLP	6,138,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.67% (pays semi-annually)	12/21/27	52,453	—	52,453
CLP	5,428,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.68% (pays semi-annually)	12/21/27	43,453	—	43,453
CLP	3,325,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.69% (pays semi-annually)	12/21/27	25,719	—	25,719
CLP	4,624,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.72% (pays semi-annually)	12/21/27	27,025	—	27,025
CLP	5,288,800	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.74% (pays semi-annually)	12/21/27	26,625	—	26,625
CLP	3,302,600	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	6.20% (pays semi-annually)	4/8/32	208,639	—	208,639
CLP	10,143,370	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	6.35% (pays semi-annually)	4/11/32	783,715	—	783,715
CLP	1,945,360	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	6.40% (pays semi-annually)	4/20/32	162,515	—	162,515
COP	86,746,200	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.84% (pays quarterly)	5/5/25	2,784,259	—	2,784,259
COP	40,662,300	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.19% (pays quarterly)	6/4/25	(1,413,614)	—	(1,413,614)
COP	61,940,900	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.26% (pays quarterly)	6/5/25	(2,136,239)	—	(2,136,239)
COP	85,106,600	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.34% (pays quarterly)	6/8/25	(2,894,647)	—	(2,894,647)
COP	41,729,700	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.44% (pays quarterly)	6/9/25	(1,400,496)	—	(1,400,496)
COP	14,659,900	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.76% (pays quarterly)	11/26/25	528,739	—	528,739
COP	14,659,900	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.89% (pays quarterly)	11/26/25	518,216	—	518,216
COP	29,320,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.00% (pays quarterly)	11/26/25	1,018,632	—	1,018,632
COP	6,351,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.02% (pays quarterly)	11/26/25	220,120	—	220,120

Global Macro Absolute Return Advantage Portfolio
January 31, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
COP	29,320,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.07% (pays quarterly)	11/26/25	$ 1,007,300	$ —	$ 1,007,300
COP	20,326,400	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.11% (pays quarterly)	11/26/25	694,393	—	694,393
COP	29,320,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.20% (pays quarterly)	11/26/25	986,254	—	986,254
COP	6,192,100	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.21% (pays quarterly)	11/26/25	208,116	—	208,116
COP	29,320,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.28% (pays quarterly)	11/26/25	973,303	—	973,303
COP	15,771,100	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.34% (pays quarterly)	11/26/25	517,980	—	517,980
COP	66,784,856	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.78% (pays quarterly)	11/26/25	2,032,608	—	2,032,608
COP	31,722,800	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.90% (pays quarterly)	11/26/25	945,346	—	945,346
COP	27,035,200	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	5.68% (pays quarterly)	11/26/25	(688,475)	—	(688,475)
COP	40,836,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	6.00% (pays quarterly)	11/26/25	967,772	—	967,772
COP	115,701,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	6.05% (pays quarterly)	11/26/25	2,708,780	—	2,708,780
COP	35,344,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	6.06% (pays quarterly)	11/26/25	755,101	—	755,101
COP	74,865,200	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	6.09% (pays quarterly)	11/26/25	1,588,858	—	1,588,858
COP	36,412,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	6.14% (pays quarterly)	11/26/25	763,874	—	763,874
COP	37,433,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	6.18% (pays quarterly)	11/26/25	777,593	—	777,593
COP	76,566,300	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	6.25% (pays quarterly)	11/26/25	1,560,973	—	1,560,973
COP	149,705,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	7.03% (pays quarterly)	11/26/25	2,696,474	—	2,696,474
COP	12,136,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	8.60% (pays quarterly)	11/26/25	113,591	—	113,591

Global Macro Absolute Return Advantage Portfolio
January 31, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
COP	23,044,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	8.75% (pays quarterly)	11/26/25	$ 196,221	$ —	$ 196,221
COP	12,136,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	8.85% (pays quarterly)	11/26/25	96,638	—	96,638
COP	12,290,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	9.23% (pays quarterly)	11/26/25	71,874	—	71,874
COP	8,481,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	9.42% (pays quarterly)	11/26/25	41,076	—	41,076
COP	20,273,656	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	10.00% (pays quarterly)	11/26/25	32,482	—	32,482
COP	7,565,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	10.17% (pays quarterly)	11/26/25	4,960	(121)	4,839
COP	14,525,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	10.28% (pays quarterly)	11/26/25	977	—	977
COP	36,071,400	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.48% (pays quarterly)	3/31/26	1,196,162	—	1,196,162
COP	11,441,100	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.82% (pays quarterly)	3/26/28	477,750	—	477,750
COP	8,172,200	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.83% (pays quarterly)	3/26/28	340,542	—	340,542
EUR	3,026	Pays	6-month EURIBOR (pays semi-annually)	2.98% (pays annually)	10/26/25	(6,538)	—	(6,538)
EUR	6,472	Pays	6-month EURIBOR (pays semi-annually)	3.06% (pays annually)	10/11/26	36,044	—	36,044
EUR	3,000	Pays	6-month EURIBOR (pays semi-annually)	3.10% (pays annually)	10/18/26	19,593	—	19,593
EUR	1,211	Pays	6-month EURIBOR (pays semi-annually)	2.99% (pays annually)	10/26/26	2,048	—	2,048
EUR	3,000	Pays	6-month EURIBOR (pays semi-annually)	3.09% (pays annually)	10/19/27	29,995	—	29,995
EUR	3,000	Pays	6-month EURIBOR (pays semi-annually)	3.12% (pays annually)	10/19/27	35,499	—	35,499
EUR	2,800	Receives	1-day Euro Short-Term Rate (pays annually)	2.60% (pays annually)	1/24/28	9,480	(58)	9,422
EUR	5,444	Pays	6-month EURIBOR (pays semi-annually)	3.03% (pays annually)	10/10/29	75,923	—	75,923
EUR	1,800	Pays	6-month EURIBOR (pays semi-annually)	3.17% (pays annually)	10/17/29	41,317	—	41,317
EUR	2,719	Pays	6-month EURIBOR (pays semi-annually)	3.01% (pays annually)	10/27/29	31,117	—	31,117
EUR	6,315	Receives	1-day Euro Short-Term Rate (pays annually)	(0.03)% (pays annually)	11/9/31	1,453,842	—	1,453,842

Global Macro Absolute Return Advantage Portfolio
January 31, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
EUR	600	Pays	6-month EURIBOR (pays semi-annually)	3.26% (pays annually)	10/17/32	$ 23,720	$ —	$ 23,720
EUR	1,200	Pays	6-month EURIBOR (pays semi-annually)	3.31% (pays annually)	10/18/32	53,717	—	53,717
EUR	1,200	Pays	6-month EURIBOR (pays semi-annually)	3.20% (pays annually)	10/19/32	41,345	—	41,345
EUR	6,500	Receives	1-day Euro Short-Term Rate (pays annually)	0.82% (pays annually)	3/17/52	2,123,910	(1,497)	2,122,413
EUR	8,950	Receives	1-day Euro Short-Term Rate (pays annually)	0.86% (pays annually)	3/18/52	2,857,320	643	2,857,963
EUR	3,019	Receives	1-day Euro Short-Term Rate (pays annually)	0.87% (pays annually)	3/18/52	953,444	(106)	953,338
EUR	1,770	Receives	1-day Euro Short-Term Rate (pays annually)	1.29% (pays annually)	4/20/52	388,302	33	388,335
HUF	5,179,450	Receives	6-month HUF BUBOR (pays semi-annually)	7.65% (pays annually)	1/24/33	378,861	—	378,861
HUF	5,179,450	Receives	6-month HUF BUBOR (pays semi-annually)	7.93% (pays annually)	1/30/33	95,711	—	95,711
JPY	4,650,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	0.13% (pays annually)	12/1/24	9,794	—	9,794
JPY	13,532,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	0.14% (pays annually)	12/1/24	24,316	—	24,316
JPY	16,502,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	0.14% (pays annually)	12/1/24	30,800	—	30,800
JPY	7,227,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	0.14% (pays annually)	12/1/24	6,549	—	6,549
JPY	6,104,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	0.31% (pays annually)	12/1/27	222,119	—	222,119
JPY	5,176,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	0.32% (pays annually)	12/1/27	175,730	—	175,730
JPY	5,588,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	0.32% (pays annually)	12/1/27	189,718	—	189,718
KRW	34,139,900	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.94% (pays quarterly)	9/21/25	432,181	—	432,181
KRW	62,355,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.97% (pays quarterly)	9/21/25	819,453	—	819,453
KRW	27,951,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.40% (pays quarterly)	1/11/26	71,455	—	71,455

Global Macro Absolute Return Advantage Portfolio
January 31, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
KRW	30,873,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.43% (pays quarterly)	1/11/26	$ 100,500	$ —	$ 100,500
KRW	17,162,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.36% (pays quarterly)	1/12/26	26,835	—	26,835
KRW	18,485,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.39% (pays quarterly)	1/12/26	42,036	—	42,036
KRW	26,932,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.39% (pays quarterly)	1/12/26	62,499	—	62,499
KRW	15,578,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.24% (pays quarterly)	1/17/26	(13,303)	—	(13,303)
KRW	33,784,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.40% (pays quarterly)	3/15/26	133,087	—	133,087
KRW	28,582,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.70% (pays quarterly)	9/21/27	535,482	—	535,482
KRW	22,980,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.73% (pays quarterly)	9/21/27	455,399	—	455,399
KRW	20,704,100	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	1.65% (pays quarterly)	7/19/31	(1,807,962)	—	(1,807,962)
NZD	92,630	Pays	3-month NZD Bank Bill (pays quarterly)	5.17% (pays semi-annually)	1/11/25	167,652	—	167,652
NZD	95,900	Pays	3-month NZD Bank Bill (pays quarterly)	5.19% (pays semi-annually)	1/11/25	188,225	—	188,225
NZD	14,130	Pays	3-month NZD Bank Bill (pays quarterly)	3.98% (pays semi-annually)	7/25/27	(153,156)	—	(153,156)
NZD	18,850	Pays	3-month NZD Bank Bill (pays quarterly)	4.00% (pays semi-annually)	7/25/27	(195,947)	—	(195,947)
NZD	24,380	Pays	3-month NZD Bank Bill (pays quarterly)	4.00% (pays semi-annually)	7/25/27	(253,432)	—	(253,432)
NZD	27,000	Pays	3-month NZD Bank Bill (pays quarterly)	2.09% (pays semi-annually)	9/23/31	(2,716,955)	—	(2,716,955)
NZD	6,400	Pays	3-month NZD Bank Bill (pays quarterly)	4.18% (pays semi-annually)	6/28/32	(29,910)	—	(29,910)
NZD	15,700	Pays	3-month NZD Bank Bill (pays quarterly)	4.18% (pays semi-annually)	6/28/32	(73,565)	—	(73,565)
NZD	13,900	Pays	3-month NZD Bank Bill (pays quarterly)	4.21% (pays semi-annually)	6/28/32	(57,940)	—	(57,940)
PLN	54,770	Receives	6-month PLN WIBOR (pays semi-annually)	2.49% (pays annually)	10/14/26	1,466,121	—	1,466,121
PLN	163,380	Receives	6-month PLN WIBOR (pays semi-annually)	2.49% (pays annually)	10/15/26	4,376,185	—	4,376,185
PLN	85,600	Receives	6-month PLN WIBOR (pays semi-annually)	3.39% (pays annually)	12/15/26	1,574,701	—	1,574,701
PLN	48,710	Receives	6-month PLN WIBOR (pays semi-annually)	5.56% (pays annually)	12/21/27	(28,698)	—	(28,698)

Global Macro Absolute Return Advantage Portfolio
January 31, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
PLN	55,790	Receives	6-month PLN WIBOR (pays semi-annually)	6.02% (pays annually)	12/21/27	$ (289,290)	$ —	$ (289,290)
PLN	28,570	Receives	6-month PLN WIBOR (pays semi-annually)	5.53% (pays annually)	12/21/32	(70,654)	—	(70,654)
PLN	32,630	Receives	6-month PLN WIBOR (pays semi-annually)	5.85% (pays annually)	12/21/32	(266,146)	—	(266,146)
SEK	526,845	Pays	3-month SEK STIBOR (pays quarterly)	2.68% (pays annually)	12/21/27	(250,093)	—	(250,093)
SEK	371,155	Pays	3-month SEK STIBOR (pays quarterly)	2.71% (pays annually)	12/21/27	(114,769)	—	(114,769)
TWD	960,300	Receives	3-month TWD TAIBOR (pays quarterly)	1.17% (pays quarterly)	12/21/27	97,086	—	97,086
TWD	2,889,000	Receives	3-month TWD TAIBOR (pays quarterly)	1.19% (pays quarterly)	12/21/27	197,998	—	197,998
USD	4,050	Receives	SOFR (pays annually)	1.21% (pays annually)	11/29/26	356,783	—	356,783
USD	5,458	Pays	SOFR (pays annually)	1.60% (pays semi-annually)	3/10/27	(466,082)	(4,558)	(470,640)
USD	53,814	Receives	SOFR (pays annually)	1.60% (pays semi-annually)	3/10/27	4,582,528	47,649	4,630,177
USD	20,790	Receives	SOFR (pays annually)	1.26% (pays annually)	11/9/31	3,205,699	—	3,205,699
USD	34,552	Receives	SOFR (pays annually)	1.94% (pays annually)	3/17/32	3,507,453	1,814	3,509,267
USD	10,205	Pays	SOFR (pays annually)	3.23% (pays semi-annually)	1/13/33	47,314	—	47,314
USD	4,300	Receives	SOFR (pays annually)	1.43% (pays annually)	11/9/51	1,287,941	—	1,287,941
USD	18,700	Pays	SOFR (pays annually)	2.60% (pays semi-annually)	7/18/52	(1,698,225)	—	(1,698,225)
USD	31,130	Pays	SOFR (pays annually)	2.86% (pays semi-annually)	1/18/53	(485,994)	—	(485,994)
ZAR	72,640	Pays	3-month ZAR JIBAR (pays quarterly)	5.47% (pays quarterly)	2/24/26	(219,946)	161	(219,785)
ZAR	476,700	Pays	3-month ZAR JIBAR (pays quarterly)	5.52% (pays quarterly)	2/24/26	(1,403,473)	1,084	(1,402,389)
ZAR	474,850	Pays	3-month ZAR JIBAR (pays quarterly)	5.82% (pays quarterly)	3/11/26	(1,183,394)	1,221	(1,182,173)
ZAR	474,840	Pays	3-month ZAR JIBAR (pays quarterly)	5.88% (pays quarterly)	3/11/26	(1,135,920)	1,255	(1,134,665)
ZAR	327,631	Pays	3-month ZAR JIBAR (pays quarterly)	8.30% (pays quarterly)	9/21/27	537,613	—	537,613
ZAR	332,669	Pays	3-month ZAR JIBAR (pays quarterly)	8.31% (pays quarterly)	9/21/27	555,088	—	555,088
ZAR	673,138	Pays	3-month ZAR JIBAR (pays quarterly)	7.67% (pays quarterly)	1/19/28	(3,222)	353	(2,869)
ZAR	649,365	Pays	3-month ZAR JIBAR (pays quarterly)	7.71% (pays quarterly)	1/19/28	66,704	387	67,091

Global Macro Absolute Return Advantage Portfolio
January 31, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
ZAR	688,897	Pays	3-month ZAR JIBAR (pays quarterly)	7.71% (pays quarterly)	1/20/28	$ 71,137	$ 388	$ 71,525
Total						$44,595,399	$48,648	$44,644,047
Interest Rate Swaps (OTC)
Counterparty	Notional Amount (000's omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)
Bank of America, N.A.	MYR	145,100	Receives	3-month MYR KLIBOR (pays quarterly)	3.61% (pays quarterly)	6/15/27	$ (150,970)
Citibank, N.A.	MYR	61,100	Receives	3-month MYR KLIBOR (pays quarterly)	3.89% (pays quarterly)	9/21/27	(234,097)
Goldman Sachs International	MYR	114,900	Receives	3-month MYR KLIBOR (pays quarterly)	3.61% (pays quarterly)	6/15/27	(119,549)
Goldman Sachs International	MYR	140,000	Receives	3-month MYR KLIBOR (pays quarterly)	3.62% (pays quarterly)	6/15/27	(152,613)
Standard Chartered Bank	MYR	322,200	Receives	3-month MYR KLIBOR (pays quarterly)	3.88% (pays quarterly)	9/21/27	(1,214,280)
Total							$(1,871,509)
Credit Default Swaps - Sell Protection (Centrally Cleared)
Reference Entity	Notional Amount* (000's omitted)	Contract Annual Fixed Rate**	Current Market Annual Fixed Rate***	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Petroleos Mexicanos	$115,756	1.00% (pays quarterly)(1)	4.92%	12/20/27	$(17,779,374)	$23,553,744	$5,774,370
Total	$115,756				$(17,779,374)	$23,553,744	$5,774,370
Credit Default Swaps - Buy Protection (Centrally Cleared)
Reference Entity	Notional Amount(2) (000's omitted)	Contract Annual Fixed Rate**	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Austria	18,213	1.00% (pays quarterly)(1)	12/20/27	$ (709,745)	$ 648,954	$ (60,791)
Finland	18,801	0.25% (pays quarterly)(1)	12/20/27	(45,930)	(37,290)	(83,220)
France	87,573	0.25% (pays quarterly)(1)	12/20/27	(127,378)	(116,471)	(243,849)

Global Macro Absolute Return Advantage Portfolio
January 31, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Credit Default Swaps - Buy Protection (Centrally Cleared) (continued)
Reference Entity	Notional Amount(2) (000's omitted)		Contract Annual Fixed Rate**	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Germany		85,444	0.25% (pays quarterly)(1)	12/20/27	$ (417,865)	$ 266,291	$ (151,574)
Hungary		19,438	1.00% (pays quarterly)(1)	12/20/27	772,363	(1,487,845)	(715,482)
Malaysia		286,450	1.00% (pays quarterly)(1)	12/20/27	(4,360,323)	615,866	(3,744,457)
Markit CDX Emerging Markets Index (CDX.EM.31.V3)		860	1.00% (pays quarterly)(1)	6/20/24	(233)	(36,505)	(36,738)
Markit CDX North America High Yield Index (CDX.NA.HY.39.V1)		88,968	5.00% (pays quarterly)(1)	12/20/27	(2,916,058)	(3,381,563)	(6,297,621)
Markit iTraxx Europe Index (ITRAXX.EUR.38.V1)	EUR	71,200	1.00% (pays quarterly)(1)	12/20/27	(799,203)	(694,629)	(1,493,832)
Mexico		94,238	1.00% (pays quarterly)(1)	12/20/27	687,340	(2,695,171)	(2,007,831)
Philippines		127,900	1.00% (pays quarterly)(1)	12/20/27	(667,507)	(278,313)	(945,820)
Poland		73,949	1.00% (pays quarterly)(1)	12/20/27	247,305	(1,936,322)	(1,689,017)
Qatar		67,769	1.00% (pays quarterly)(1)	12/20/27	(1,696,813)	1,147,022	(549,791)
Saudi Arabia		265,800	1.00% (pays quarterly)(1)	12/20/27	(4,643,123)	4,985,894	342,771
South Africa		207,567	1.00% (pays quarterly)(1)	12/20/27	13,106,219	(14,396,591)	(1,290,372)
South Africa		58,700	1.00% (pays quarterly)(1)	6/20/29	6,140,476	(5,470,517)	669,959
South Africa		9,464	1.00% (pays quarterly)(1)	6/20/31	1,382,764	(1,209,882)	172,882
Spain		127,300	1.00% (pays quarterly)(1)	12/20/27	(3,205,828)	2,226,565	(979,263)
Turkey		121,423	1.00% (pays quarterly)(1)	12/20/27	20,543,898	(21,101,334)	(557,436)
United Kingdom		85,267	1.00% (pays quarterly)(1)	12/20/27	(3,055,608)	1,901,000	(1,154,608)
Total					$20,234,751	$(41,050,841)	$(20,816,090)

Global Macro Absolute Return Advantage Portfolio
January 31, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Credit Default Swaps - Sell Protection (OTC)
Reference Entity	Counterparty	Notional Amount* (000's omitted)	Contract Annual Fixed Rate**	Current Market Annual Fixed Rate***	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Vietnam	Barclays Bank PLC	$ 18,700	1.00% (pays quarterly)(1)	1.20%	12/20/27	$(141,606)	$ 390,158	$ 248,552
Vietnam	BNP Paribas	44,000	1.00% (pays quarterly)(1)	1.20	12/20/27	(333,191)	1,262,428	929,237
Vietnam	Goldman Sachs International	19,880	1.00% (pays quarterly)(1)	0.54	6/20/24	146,928	(82,144)	64,784
Vietnam	Goldman Sachs International	47,614	1.00% (pays quarterly)(1)	1.20	12/20/27	(360,558)	1,468,625	1,108,067
Vietnam	Goldman Sachs International	5,000	1.00% (pays quarterly)(1)	1.20	12/20/27	(37,862)	141,112	103,250
Vietnam	Nomura International PLC	3,500	1.00% (pays quarterly)(1)	1.20	12/20/27	(26,504)	110,022	83,518
Total		$138,694				$(752,793)	$3,290,201	$2,537,408
Credit Default Swaps - Buy Protection (OTC)
Reference Entity	Counterparty	Notional Amount (000's omitted)	Contract Annual Fixed Rate**	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Czech Republic	JPMorgan Chase Bank, N.A.	$19,840	1.00% (pays quarterly)(1)	12/20/27	$ (554,199)	$ 388,467	$(165,732)
Dubai	Barclays Bank PLC	6,348	1.00% (pays quarterly)(1)	12/20/24	(84,975)	(39,745)	(124,720)
Dubai	Barclays Bank PLC	9,572	1.00% (pays quarterly)(1)	12/20/24	(128,132)	(59,983)	(188,115)
Egypt	Barclays Bank PLC	9,744	1.00% (pays quarterly)(1)	12/20/24	1,260,506	(361,254)	899,252
Egypt	JPMorgan Chase Bank, N.A.	9,097	1.00% (pays quarterly)(1)	12/20/24	1,176,808	(336,578)	840,230
Romania	Barclays Bank PLC	19,120	1.00% (pays quarterly)(1)	12/20/27	1,358,847	(2,196,982)	(838,135)
Saudi Arabia	Barclays Bank PLC	25,486	1.00% (pays quarterly)(1)	6/20/31	(198,113)	(393,614)	(591,727)
Saudi Arabia	Goldman Sachs International	57,200	1.00% (pays quarterly)(1)	12/20/32	(189,238)	406,557	217,319
Sweden	Barclays Bank PLC	41,185	0.25% (pays quarterly)(1)	12/20/27	(197,722)	91,128	(106,594)
Total					$2,443,782	$(2,502,004)	$ (58,222)

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January 31, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

*	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At January 31, 2023, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $254,450,000.
**	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.
***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.
(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.
(2)	In U.S. dollars unless otherwise indicated.
Total Return Swaps
Counterparty	Notional Amount (000's omitted)		Portfolio Receives	Portfolio Pays	Termination Date	Value/Unrealized Appreciation (Depreciation)
Barclays Bank PLC	USD	12,970	SOFR (pays upon termination)	Return on iBoxx USD Liquid Leveraged Loans Index (pays upon termination)	3/20/23	$(367,034)
BNP Paribas	USD	338,700	Excess Return on Bloomberg Commodity 1 Month Forward Index (pays upon termination)	Excess Return on Bloomberg Commodity Index + 0.13% (pays upon termination)	2/27/23	596,699
BNP Paribas	USD	127,000	Excess Return on Bloomberg Commodity 3 Month Forward Index (pays upon termination)	Excess Return on Bloomberg Commodity Index + 0.14% (pays upon termination)	2/27/23	345,180
						$574,845

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January 31, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Cross-Currency Swaps (OTC)
Counterparty	Portfolio Receives	Portfolio Pays	Effective Date/ Termination Date(1)	Value/Unrealized Appreciation (Depreciation)
Barclays Bank PLC	1-day Indice Camara Promedio Rate on CLP 7,890,662,080 (pays semi-annually)*	1.41% on CLP equivalent of CLF 224,000 (pays semi-annually)*	Not Applicable/ 1/13/33	$272,430
BNP Paribas	3-month PLN WIBOR + 1.45% on PLN 33,244,125 (Notional Amount) (pays quarterly) plus EUR equivalent of Notional Amount at effective date**	3-month EURIBOR on EUR equivalent of Notional Amount at effective date (pays quarterly) plus Notional Amount**	10/14/25/ 10/14/28	7,743
Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 2,698,942,950 (pays semi-annually)*	2.10% on CLP equivalent of CLF 85,000 (pays semi-annually)*	Not Applicable/ 4/8/32	(411,484)
Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 8,224,633,060 (pays semi-annually)*	2.25% on CLP equivalent of CLF 259,000 (pays semi-annually)*	Not Applicable/ 4/11/32	(1,404,876)
Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 1,531,614,475 (pays semi-annually)*	1.85% on CLP equivalent of CLF 47,900 (pays semi-annually)*	Not Applicable/ 4/20/32	(176,193)
				$(1,712,380)
(1)	Effective date represents the date on which the Portfolio and counterparty exchange the currencies and begin interest payment accrual.
*	At the termination date, the Portfolio will either pay or receive the USD equivalent of the difference between the initial CLP notional amount and the CLP equivalent of the CLF notional amount on such date.
**	The Portfolio pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered.
Abbreviations:
ADR	– American Depositary Receipt
BUBOR	– Budapest Interbank Offered Rate
CPI-U (NSA)	– Consumer Price Index All Urban Non-Seasonally Adjusted
EURIBOR	– Euro Interbank Offered Rate
GDP	– Gross Domestic Product
HICP	– Harmonised Indices of Consumer Prices
JIBAR	– Johannesburg Interbank Average Rate
KLIBOR	– Kuala Lumpur Interbank Offered Rate

LIBOR	– London Interbank Offered Rate
OTC	– Over-the-counter
PIK	– Payment In Kind
SOFR	– Secured Overnight Financing Rate
STIBOR	– Stockholm Interbank Offered Rate
TAIBOR	– Taipei Interbank Offered Rate
WIBOR	– Warsaw Interbank Offered Rate

Currency Abbreviations:
AED	– United Arab Emirates Dirham
AUD	– Australian Dollar
BHD	– Bahraini Dinar
BRL	– Brazilian Real
CAD	– Canadian Dollar
CLF	– Chilean Unidad de Fomento
CLP	– Chilean Peso
CNH	– Yuan Renminbi Offshore
COP	– Colombian Peso
CRC	– Costa Rican Colon
CZK	– Czech Koruna
DOP	– Dominican Peso

EGP	– Egyptian Pound
EUR	– Euro
HUF	– Hungarian Forint
IDR	– Indonesian Rupiah
ILS	– Israeli Shekel
INR	– Indian Rupee
ISK	– Icelandic Krona
JPY	– Japanese Yen
KES	– Kenyan Shilling
KRW	– South Korean Won
MXN	– Mexican Peso
MYR	– Malaysian Ringgit

Global Macro Absolute Return Advantage Portfolio
January 31, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

NZD	– New Zealand Dollar
OMR	– Omani Rial
PEN	– Peruvian Sol
PHP	– Philippine Peso
PLN	– Polish Zloty
RSD	– Serbian Dinar
SAR	– Saudi Riyal
SEK	– Swedish Krona
SGD	– Singapore Dollar
THB	– Thai Baht

TRY	– New Turkish Lira
TWD	– Taiwan New Dollar
UAH	– Ukrainian Hryvnia
UGX	– Ugandan Shilling
USD	– United States Dollar
UYU	– Uruguayan Peso
UZS	– Uzbekistani Som
ZAR	– South African Rand
ZMW	– Zambian Kwacha

Basis for Consolidation
The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GMAP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at January 31, 2023 were $21,631,969 or 1.0% of the Portfolio’s consolidated net assets. The Consolidated Portfolio of Investments includes positions of the Portfolio and the Subsidiary.
At January 31, 2023, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.
In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:
Commodity Risk: The Portfolio invests in commodities-linked derivative instruments, including commodity futures contracts and total return swaps based on commodity indices, that provide exposure to the investment returns of certain commodities. Commodities-linked derivative instruments are used to enhance total return and/or as a substitute for the purchase or sale of commodities and to manage certain investment risks.
Credit Risk: The Portfolio enters into credit default swap contracts to manage certain investment risks and/or to enhance total return or as a substitute for the purchase or sale of securities.
Equity Price Risk: The Portfolio enters into equity index futures contracts and total return swaps to enhance total return and/or to manage certain investment risks.
Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts, currency options and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.
Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including non-deliverable bond forward contracts, interest rate futures contracts, interest rate swaps, inflation swaps, cross-currency swaps and option contracts to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.

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January 31, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Restricted Securities
At January 31, 2023, the Portfolio owned the following securities (representing 0.7% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued by the investment adviser as the Trustees' valuation designee.
Description	Date(s) of Acquisition	Shares	Cost	Value
Reinsurance Side Cars
Mt. Logan Re, Ltd., Series A-1	12/30/20	8,600	$ 8,600,000	$ 7,424,258
Sussex Capital, Ltd., Designated Investment Series 14	1/24/22	1,114	1,107,140	897,494
Sussex Capital, Ltd., Designated Investment Series 14	11/30/22	1,081	1,080,115	1,235,081
Sussex Capital, Ltd., Series 14, Preference Shares	6/1/21	7,500	5,312,745	5,535,418
Total Restricted Securities			$16,100,000	$15,092,251
Affiliated Investments
At January 31, 2023, the value of the Portfolio's investment in funds that may be deemed affiliated was $297,852,974, which represents 13.8% of the Portfolio's net assets. Transactions in such funds by the Portfolio for the fiscal year to date ended January 31, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$118,583,106	$629,285,555	$(450,015,687)	$ —	$ —	$297,852,974	$2,000,359	297,852,974
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At January 31, 2023, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Collateralized Mortgage Obligations	$ —	$ 67,459,124	$ —	$ 67,459,124
Common Stocks	10,211,096	103,299,551*	544,787	114,055,434
Convertible Bonds	—	7,856,975	—	7,856,975
Foreign Corporate Bonds	—	130,160,897	0	130,160,897
Loan Participation Notes	—	—	34,866,123	34,866,123

Global Macro Absolute Return Advantage Portfolio
January 31, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3	Total
Reinsurance Side Cars	$ —	$ —	$16,436,862	$ 16,436,862
Senior Floating-Rate Loans	—	16,644,321	662,864	17,307,185
Sovereign Government Bonds	—	1,004,642,331	—	1,004,642,331
Sovereign Loans	—	119,217,015	—	119,217,015
U.S. Government Guaranteed Small Business Administration Loans	—	14,942,595	—	14,942,595
Warrants	180,377	—	—	180,377
Miscellaneous	—	—	0	0
Short-Term Investments:
Affiliated Fund	297,852,974	—	—	297,852,974
Repurchase Agreements	—	75,410,859	—	75,410,859
Sovereign Government Securities	—	5,486,076	—	5,486,076
U.S. Treasury Obligations	—	54,815,553	—	54,815,553
Purchased Currency Options	—	1,738,458	—	1,738,458
Total Investments	$308,244,447	$1,601,673,755	$52,510,636	$1,962,428,838
Forward Foreign Currency Exchange Contracts	$ —	$ 26,573,876	$ —	$ 26,573,876
Non-Deliverable Bond Forward Contracts	—	3,280,434	—	3,280,434
Futures Contracts	3,708,207	318,544	—	4,026,751
Swap Contracts	—	120,550,625	—	120,550,625
Total	$311,952,654	$1,752,397,234	$52,510,636	$2,116,860,524
Liability Description
Securities Sold Short	$ (1,473,847)	$ (80,024,060)	$ —	$ (81,497,907)
Written Currency Options	—	(341,843)	—	(341,843)
Forward Foreign Currency Exchange Contracts	—	(24,954,497)	—	(24,954,497)
Non-Deliverable Bond Forward Contracts	—	(37,859)	—	(37,859)
Futures Contracts	(2,032,197)	(89,588)	—	(2,121,785)
Swap Contracts	—	(79,226,164)	—	(79,226,164)
Total	$ (3,506,044)	$ (184,674,011)	$ —	$ (188,180,055)
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
	Common Stocks	Foreign Corporate Bonds	Loan Participation Notes	Reinsurance Side Cars*	Senior Floating-Rate Loans	Sovereign Government Bonds	Sovereign Government Securities	Total
Balance as of October 31, 2022	$467,194	$0	$43,646,597	$20,645,423	$608,224	$65,632,437	$5,286,231	$136,286,106
Realized gains (losses)	—	—	(1,129,991)	—	7,366	—	—	(1,122,625)
Change in net unrealized appreciation (depreciation)	77,593	—	881,107	1,511,439	103,188	—	—	2,573,327
Cost of purchases	—	—	—	2,187,255	—	—	—	2,187,255
Proceeds from sales, including return of capital	—	—	(8,531,590)	(7,907,255)	(72,214)	—	—	(16,511,059)
Accrued discount (premium)	—	—	—	—	16,300	—	—	16,300
Transfers to Level 3	—	—	—	—	—	—	—	—

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January 31, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

	Common Stocks	Foreign Corporate Bonds	Loan Participation Notes	Reinsurance Side Cars*	Senior Floating-Rate Loans	Sovereign Government Bonds	Sovereign Government Securities	Total
Transfers from Level 3(1)	—	—	—	—	—	(65,632,437)	(5,286,231)	(70,918,668)
Balance as of January 31, 2023	$544,787	$0	$34,866,123	$16,436,862	$662,864	$ —	$ —	$ 52,510,636
Change in net unrealized appreciation (depreciation) on investments still held as of January 31, 2023	$ 77,593	$ —	$ (158,851)	$ 946,963	$ 96,011	$ —	$ —	$ 961,716
*	The Portfolio’s investments in Reinsurance Side Cars were primarily valued on the basis of broker quotations.
(1)	Transferred from Level 3 based on the observability of valuation inputs resulting from new market activity.
Not included in the table above are investments in securities categorized as Miscellaneous in the Portfolio of Investments which were acquired at $0 cost and valued at $0 at January 31, 2023.
The following is a summary of quantitative information about significant unobservable valuation inputs for Level 3 investments held as of January 31, 2023:
Type of Investment	Fair Value as of January 31, 2023	Valuation Technique	Unobservable Input	Input	Impact to Valuation from an Increase to Input*
Common Stocks	$544,787	Market Approach	EBITDA Multiple Discount Rate	15%	Decrease
Foreign Corporate Bonds	0	Estimated Recovery Value	Estimated Recovery Value Percentage	0%	Increase
Loan Participation Notes	34,866,123	Matrix Pricing	Ajdusted Credit Spread to the Central Bank of Uzbekistan Quoted Policy Rate	2.24%	Decrease
Senior Floating-Rate Loans	662,864	Market Approach	Discount Rate	10%	Decrease
*	Represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.
For information on the Portfolio's policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent financial statements included in its semiannual or annual report to shareholders.